LOSS PER SHARE	6 Months Ended
Jun. 30, 2024
Loss Per Share
LOSS PER SHARE

NOTE 7 - LOSS PER SHARE

	Six months ended
	June 30, 2024	June 30, 2023
Net loss attributable to the owners of the Company	$(10,886)	$(33,009)

Basic and diluted loss per share	(0.005)	(0.001)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share (in thousands)	376	11

* After giving effect to the reverse stock split on July 11, 2024 (see also Note 1.E)

The calculation of the basic and diluted loss per share for all periods presented has been adjusted retrospectively based on the new number of shares as derived from the conversion ratio.